OTHER ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2021
Credit Loss [Abstract]
OTHER ACCOUNTS RECEIVABLE	NOTE 3 - OTHER ACCOUNTS RECEIVABLE
	December 31,
	2021	2020
	In U.S. dollars in thousands

Governmental authorities	7	-
Other receivables	6	-
	13	-